HEARTLAND MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (98.5%)
Banks (2.9%)
PNC Financial Services Group, Inc.	38,050	$6,148,880
Popular, Inc.	36,804	3,242,064
Texas Capital Bancshares, Inc.(a)	152,950	9,414,073
		18,805,017
Building Products (1.4%)
A.O. Smith Corp.	103,706	9,277,539

Capital Markets (4.6%)
Northern Trust Corp.	337,103	29,975,199

Chemicals (1.8%)
PPG Industries, Inc.	80,775	11,704,297

Commercial Services & Supplies (2.4%)
Stericycle, Inc.(a)	298,563	15,749,198

Consumer Staples Distribution & Retail (1.4%)
Dollar General Corp.	57,113	8,913,055

Containers & Packaging (3.9%)
Ball Corp.	211,523	14,248,189
Packaging Corp. of America	60,297	11,443,165
		25,691,354
Diversified Consumer Services (1.2%)
Grand Canyon Education, Inc.(a)	56,700	7,723,107

Electric Utilities (6.2%)
Constellation Energy Corp.	26,669	4,929,765
Exelon Corp.	429,808	16,147,886
FirstEnergy Corp.	511,102	19,738,759
		40,816,410
Electronic Equipment, Instruments & Components (2.8%)
TE Connectivity Ltd.	37,936	5,509,825
Teledyne Technologies, Inc.(a)	29,970	12,866,720
		18,376,545
Energy Equipment & Services (4.2%)
NOV, Inc.	1,397,729	27,283,670

Food Products (6.6%)
Cal-Maine Foods, Inc.	237,018	13,948,509
Hershey Co.	82,464	16,039,248
Ingredion, Inc.	109,790	12,828,962
		42,816,719
Ground Transportation (5.0%)
JB Hunt Transport Services, Inc.	110,238	21,964,922
Knight Swift Transportation Holdings, Inc.	193,554	10,649,341
		32,614,263
Health Care Equipment & Supplies (1.9%)
DENTSPLY SIRONA, Inc.	379,051	12,580,703

Health Care Providers & Services (7.3%)
Centene Corp.(a)	273,670	21,477,621
Encompass Health Corp.	33,323	2,751,813
Quest Diagnostics, Inc.	177,951	23,687,058
		47,916,492
Hotels, Restaurants & Leisure (1.9%)
Vail Resorts, Inc.	55,421	12,349,461

Household Durables (2.1%)
Mohawk Industries, Inc.(a)	105,669	13,831,015

Household Products (2.0%)
Kimberly-Clark Corp.	76,018	9,832,928
Spectrum Brands Holdings, Inc.	35,899	3,195,370
		13,028,298
Insurance (5.1%)
First American Financial Corp.	323,639	19,758,161
Old Republic International Corp.	192,200	5,904,384
W R Berkley Corp.	89,522	7,917,326
		33,579,871
Machinery (4.1%)
Donaldson Co., Inc.	223,463	16,688,217
Kennametal, Inc.	124,463	3,104,107
Middleby Corp.	44,810	7,205,000
		26,997,324
Marine Transportation (1.2%)
Kirby Corp.(a)	78,952	7,525,705

Office REITs (0.9%)
Equity Commonwealth	317,502	5,994,438

Oil, Gas & Consumable Fuels (4.0%)
Coterra Energy, Inc.	623,990	17,396,841
EOG Resources, Inc.	70,720	9,040,845
		26,437,686
Pharmaceuticals (2.8%)
Perrigo Co. PLC	557,932	17,959,831

Professional Services (2.7%)
Leidos Holdings, Inc.	136,170	17,850,525

Residential REITs (3.1%)
Camden Property Trust	33,832	3,329,069
Essex Property Trust, Inc.	68,925	16,873,529
		20,202,598
Semiconductors & Semiconductor Equipment (5.7%)
Micron Technology, Inc.	106,844	12,595,839
Qorvo, Inc.(a)	152,231	17,480,686
Skyworks Solutions, Inc.	65,784	7,125,723
		37,202,248
Software (2.1%)
Teradata Corp.(a)	353,665	13,676,226

Specialized REITs (3.2%)
Public Storage	71,271	20,672,866

Specialty Retail (2.3%)
CarMax, Inc.(a)	171,379	14,928,825

Trading Companies & Distributors (1.7%)
Watsco, Inc.	25,162	10,869,229

TOTAL COMMON STOCKS
(Cost $548,295,652)		$643,349,714

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (1.8%)
Time Deposits (1.8%)
JPM Chase (New York)(b)	4.68%	$11,777,340	$11,777,340

TOTAL SHORT-TERM INVESTMENTS
(Cost $11,777,340)			$11,777,340

TOTAL INVESTMENTS - (100.3%)
(Cost $560,072,992)			$655,127,054
OTHER ASSETS AND LIABILITIES, NET - (-0.3%)			(1,847,346)
TOTAL NET ASSETS - (100.0%)			$653,279,708
1

VALUE PLUS FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.6%)
Aerospace & Defense (4.1%)
Park Aerospace Corp.	855,000	$14,218,650

Banks (14.8%)
FB Financial Corp.	300,000	11,298,000
Glacier Bancorp, Inc.	265,000	10,674,200
Seacoast Banking Corp. of Florida	550,000	13,964,500
Texas Capital Bancshares, Inc.(a)	250,000	15,387,500
		51,324,200
Capital Markets (4.6%)
Artisan Partners Asset Management, Inc. (Class A)	350,000	16,019,500

Chemicals (4.2%)
American Vanguard Corp.	450,000	5,827,500
Sensient Technologies Corp.	125,000	8,648,750
		14,476,250
Commercial Services & Supplies (5.7%)
Brady Corp. (Class A)	75,000	4,446,000
Healthcare Services Group, Inc.(a)	500,000	6,240,000
Stericycle, Inc.(a)	170,000	8,967,500
		19,653,500
Construction & Engineering (2.5%)
Granite Construction, Inc.	150,000	8,569,500

Containers & Packaging (0.3%)
Sealed Air Corp.	25,000	930,000

Diversified Telecommunication Services (1.7%)
ATN International, Inc.	185,000	5,828,425

Electric Utilities (2.4%)
Portland General Electric Co.	200,000	8,400,000

Electronic Equipment, Instruments & Components (3.9%)
CTS Corp.	200,000	9,358,000
Knowles Corp.(a)	250,000	4,025,000
		13,383,000
Energy Equipment & Services (3.9%)
ChampionX Corp.	375,000	13,458,750

Financial Services (1.0%)
MGIC Investment Corp.	150,000	3,354,000

Health Care Equipment & Supplies (4.5%)
Avanos Medical, Inc.(a)	150,000	2,986,500
Haemonetics Corp.(a)	150,000	12,802,500
		15,789,000
Health Care Technology (3.1%)
HealthStream, Inc.	400,000	10,664,000

Hotels, Restaurants & Leisure (1.9%)
Bloomin' Brands, Inc.	235,000	6,739,800

Household Durables (5.1%)
Ethan Allen Interiors, Inc.	150,000	5,185,500
Mohawk Industries, Inc.(a)	95,000	12,434,550
		17,620,050
Household Products (2.5%)
Oil-Dri Corp. of America	115,000	8,574,400

Insurance (3.9%)
The Hanover Insurance Group, Inc.	100,000	13,617,000

Life Sciences Tools & Services (1.9%)
Charles River Laboratories International, Inc.(a)	25,000	6,773,750

Machinery (7.0%)
Astec Industries, Inc.	150,000	6,556,500
Enerpac Tool Group Corp. (Class A)	175,000	6,240,500
Kennametal, Inc.	225,000	5,611,500
Lindsay Corp	50,000	5,883,000
		24,291,500

Oil, Gas & Consumable Fuels (5.3%)
Murphy Oil Corp.	400,000	18,280,000

Residential REITs (2.3%)
Camden Property Trust	80,000	7,872,000

Semiconductors & Semiconductor Equipment (1.3%)
Kulicke & Soffa Industries, Inc.	90,000	4,527,900

Specialized REITs (6.8%)
Lamar Advertising Co. (Class A)	60,000	7,164,600
PotlatchDeltic Corp.	350,000	16,457,000
		23,621,600

Specialty Retail (1.6%)
Monro, Inc.	175,000	5,519,500

Textiles, Apparel & Luxury Goods (3.3%)
Carter's, Inc.	135,000	11,431,800

TOTAL COMMON STOCKS
(Cost $299,922,079)		$344,938,075

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.0%)
Time Deposits (0.0%)
JPM Chase (New York)(b)	4.68%	$21,214	$21,214

TOTAL SHORT-TERM INVESTMENTS
(Cost $21,214)			$21,214

TOTAL INVESTMENTS - (99.6%)
(Cost $299,943,293)			$344,959,289
OTHER ASSETS AND LIABILITIES, NET - (0.4%)			1,221,420
TOTAL NET ASSETS - (100.0%)			$346,180,709
2

VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (97.7%)
Automobile Components (1.0%)
Linamar Corp. (CAD)(c)	140,000	$7,441,586

Automobiles (0.8%)
Thor Industries, Inc.	50,000	5,867,000

Banks (12.7%)
Associated Banc-Corp	400,000	8,604,000
Canadian Western Bank (CAD)(c)	600,000	12,491,233
Capital City Bank Group, Inc.	550,000	15,235,000
Community Trust Bancorp, Inc.	150,000	6,397,500
First Internet Bancorp	200,000	6,948,000
First Interstate BancSystem, Inc.	100,000	2,721,000
Glacier Bancorp, Inc.	200,000	8,056,000
Heritage Financial Corp.	400,000	7,756,000
Texas Capital Bancshares, Inc.(a)	275,000	16,926,250
TriCo Bancshares	250,000	9,195,000
		94,329,983
Beverages (1.8%)
Primo Water Corp.	750,000	13,657,500

Chemicals (1.7%)
FMC Corp.	70,000	4,459,000
Orion SA	350,000	8,232,000
		12,691,000
Commercial Services & Supplies (2.7%)
CECO Environmental Corp.(a)	299,900	6,903,698
Healthcare Services Group, Inc.(a)	600,000	7,488,000
Perma-Fix Environmental Services, Inc.(a)	500,000	5,945,000
		20,336,698
Communications Equipment (1.1%)
AudioCodes, Ltd.	650,000	8,476,000

Construction & Engineering (3.0%)
Northwest Pipe Co.(a)	395,000	13,698,600
Primoris Services Corp.	200,000	8,514,000
		22,212,600
Construction Materials (1.0%)
Knife River Corp.(a)	87,500	7,094,500

Consumer Finance (1.4%)
Ezcorp, Inc. (Class A)(a)	900,000	10,197,000

Containers & Packaging (1.5%)
Sealed Air Corp.	300,000	11,160,000

Diversified Consumer Services (3.2%)
Carriage Services, Inc.	275,000	7,436,000
Lincoln Educational Services Corp.(a)(d)	1,600,000	16,528,000
		23,964,000
Diversified REITs (1.0%)
Alpine Income Property Trust, Inc.	500,000	7,640,000

Electrical Equipment (0.9%)
Thermon Group Holdings, Inc.(a)	200,000	6,544,000

Electronic Equipment, Instruments & Components (1.2%)
Benchmark Electronics, Inc.	300,000	9,003,000

Energy Equipment & Services (2.0%)
Dril-Quip, Inc.(a)	120,000	2,703,600
NOV, Inc.	600,000	11,712,000
		14,415,600

Financial Services (8.2%)
Cantaloupe, Inc.(a)	700,000	4,501,000
Cass Information Systems, Inc.	250,682	12,075,352
EVERTEC, Inc.	90,000	3,591,000
I3 Verticals, Inc. (Class A)(a)	500,000	11,445,000
MGIC Investment Corp.	500,000	11,180,000
Radian Group, Inc.	525,000	17,571,750
		60,364,102
Food Products (1.1%)
Mama's Creations, Inc.(a)	950,000	4,750,000
SunOpta, Inc.(a)	500,000	3,435,000
		8,185,000
Gas Utilities (1.7%)
National Fuel Gas Co.	100,000	5,372,000
UGI Corp.	300,000	7,362,000
		12,734,000
Ground Transportation (0.4%)
Marten Transport, Ltd.	150,000	2,772,000

Health Care Equipment & Supplies (2.3%)
Accuray, Inc.(a)	2,000,000	4,940,000
Haemonetics Corp.(a)	60,000	5,121,000
Integer Holdings Corp.(a)	60,000	7,000,800
		17,061,800
Health Care Providers & Services (3.8%)
Encompass Health Corp.	179,301	14,806,677
InfuSystem Holdings, Inc.(a)	454,728	3,897,019
Patterson Cos., Inc.	350,000	9,677,500
		28,381,196
Hotels, Restaurants & Leisure (1.0%)
Potbelly Corp.(a)	600,000	7,266,000

Household Durables (5.1%)
Century Communities, Inc.	150,000	14,475,000
Mohawk Industries, Inc.(a)	175,000	22,905,750
		37,380,750
Insurance (4.1%)
International General Insurance Holdings, Ltd.	525,000	7,108,500
Old Republic International Corp.	150,000	4,608,000
Stewart Information Services Corp.	200,000	13,012,000
Tiptree, Inc.	325,000	5,616,000
		30,344,500
Life Sciences Tools & Services (0.5%)
Harvard Bioscience, Inc.(a)	889,133	3,769,924

Machinery (3.7%)
Chart Industries, Inc.(a)	90,000	14,824,800
Flowserve Corp.	130,000	5,938,400
Gates Industrial Corp. PLC(a)	150,000	2,656,500
Twin Disc, Inc.	250,000	4,132,500
		27,552,200
Metals & Mining (3.9%)
Centerra Gold, Inc.	1,800,000	10,638,000
Major Drilling Group International, Inc. (CAD)(a)(c)	1,000,000	6,644,273
New Gold, Inc.(a)	3,750,000	6,375,000
Osisko Gold Royalties, Ltd.	300,000	4,926,000
		28,583,273
Oil, Gas & Consumable Fuels (4.9%)
Berry Corp. (Class A)	900,000	7,245,000
Centrus Energy Corp. (Class A)(a)	50,000	2,076,500
Delek US Holdings, Inc.	50,000	1,537,000
Magnolia Oil & Gas Corp. (Class A)	300,000	7,785,000
Viper Energy, Inc.	450,000	17,307,000
		35,950,500
Passenger Airlines (1.0%)
Alaska Air Group, Inc.(a)	175,000	7,523,250

Pharmaceuticals (2.4%)
Perrigo Co. PLC	550,000	17,704,500

Professional Services (2.8%)
Barrett Business Services, Inc.	130,000	16,473,600
Hudson Global, Inc.(a)(d)	252,700	4,460,155
		20,933,755
Real Estate Management & Development (1.7%)
Douglas Elliman, Inc.	524,075	828,038
Forestar Group, Inc.(a)	300,000	12,057,000
		12,885,038

3

Residential REITs (2.2%)
BSR Real Estate Investment Trust (CAD)(c)	1,000,000	$11,140,231
UMH Properties, Inc.	300,000	4,872,000
		16,012,231
Semiconductors & Semiconductor Equipment (3.6%)
Photronics, Inc.(a)	200,000	5,664,000
Silicon Motion Technology Corp. (ADR)	275,000	21,158,500
		26,822,500
Specialized REITs (3.1%)
National Storage Affiliates Trust	400,000	15,664,000
PotlatchDeltic Corp.	150,000	7,053,000
		22,717,000
Specialty Retail (0.4%)
Duluth Holdings, Inc. (Class B)(a)	300,000	1,470,000
Envela Corp.(a)	307,906	1,422,526
		2,892,526
Textiles, Apparel & Luxury Goods (0.7%)
Carter's, Inc.	60,000	5,080,800

Trading Companies & Distributors (1.5%)
Custom Truck One Source, Inc.(a)	422,047	2,456,314
DNOW, Inc.(a)	550,000	8,360,000
		10,816,314
Water Utilities (0.6%)
Pure Cycle Corp.(a)	500,000	4,750,000

TOTAL COMMON STOCKS
(Cost $519,573,044)		$723,513,626

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (1.9%)
Time Deposits (1.9%)
JPM Chase (New York)(b)	4.68%	$14,571,206	$14,571,206

TOTAL SHORT-TERM INVESTMENTS
(Cost $14,571,206)			$14,571,206

TOTAL INVESTMENTS - (99.6%)
(Cost $534,144,250)			$738,084,832
OTHER ASSETS AND LIABILITIES, NET - (0.4%)			2,617,192
TOTAL NET ASSETS - (100.0%)			$740,702,024

4

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of March 31, 2024.
(c)	Traded in a foreign country.
(d)	Affiliated company. See Note 6 in Notes to Schedules of Investments.

Common Abbreviations:
ADR	American Depositary Receipt.
Ltd.	Limited.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

Currency Abbreviations:
CAD	Canadian Dollar

Percentages are stated as a percent of net assets.

Sector and Industry classifications are sourced from GICS®, The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (“MSCI”) and S&P Global Market Intelligence ("S&P"). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaims all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of such damages.

5

Notes to Schedules of Investments (Unaudited)

March 31, 2024

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The capital shares of the Mid Cap Value Fund, Value Plus Fund, and Value Fund (each a “Fund” and collectively, the “Funds”), each of which is a diversified fund, are issued by the Corporation. Each Fund has 150,000,000 shares authorized with a par value of $.001 per share and offers Investor Class and Institutional Class shares. Heartland Advisors, Inc. (the “Advisor”) serves as investment advisor to the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 (“ASC 946”).

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, closing price on the composite market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by Heartland Advisors, Inc. (the “Advisor”) as the valuation designee of the Board of Directors of the Corporation (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 under GAAP. Debt securities purchased with maturities of 60 days or less are generally valued at acquisition cost, which approximates fair value, plus or minus any amortization or accretion, if applicable. Securities and other assets for which quotations are not readily available, are deemed unreliable, or have facts and circumstances that indicate otherwise, are valued at their fair value using methods determined by the Advisor as valuation designee, subject to oversight of the Board. The Advisor may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures approved by the Board in accordance with Rule 2a-5 and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Corporation is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

(d)	The Funds may invest a portion of their assets in Real Estate Investment Trusts (“REITs”) and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs may not be eligible for treatment as qualified dividend income. As the final character of the distributions may not be known until reported by the REITs on their 1099s, the Funds may utilize an estimate for the current year character of distributions.

(e)	As of March 31, 2024, the Funds were not invested in any illiquid securities as defined pursuant to the Corporation's Liquidity Risk Management Program (the "LRMP").

(f)	Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Act”), such as securities issued pursuant to the resale limitations provided under Rule 144A or Regulation S under the Act, may be considered to be liquid under the LRMP. As of March 31, 2024, the Funds did not hold any restricted securities.

(g)	Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are generally denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

6

(h)	The accompanying Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow GAAP, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

•	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or inputs other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes portfolio securities and other financial instruments lacking any sales referenced in Note 2.

•	Level 3 - Significant unobservable prices or inputs (includes the Advisor’s own assumptions, as the Board's valuation designee, in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2024:

MID CAP VALUE FUND

INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$643,349,714	$–	$–	$643,349,714
Short-Term Investments	11,777,340	–	–	11,777,340
Total	$655,127,054	$–	$–	$655,127,054

VALUE PLUS FUND

INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$344,938,075	$–	$–	$344,938,075
Short-Term Investments	21,214	–	–	21,214
Total	$344,959,289	$–	$–	$344,959,289

VALUE FUND

INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$723,513,626	$–	$–	$723,513,626
Short-Term Investments	14,571,206	–	–	14,571,206
Total	$738,084,832	$–	$–	$738,084,832

(a)	For detailed industry descriptions and securities identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.

(b)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the three-month period ended March 31, 2024, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(4)	DERIVATIVE INSTRUMENTS

GAAP requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment. Each Fund currently qualifies as a "limited derivatives user" under Rule 18f-4 of the 1940 Act and limits its derivatives exposure to 10% of its net assets.

Options can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

7

The Funds’ use of options and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Each Fund may also purchase put options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A Fund may enter into closing transactions with respect to such options by writing an option identical to the one it has purchased (for exchange-listed options) or by entering into an offsetting transaction with the counterparty to such option (for OTC options). A Fund may also exercise such options or allow them to expire. The Funds were not invested in options during the three-month period ended March 31, 2024.

(5)	SECURITIES LENDING

The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Lending Agent”), dated November 30, 2011, as amended, (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. The agreement provides the right in the event of default for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency. Under the agreement, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral. As of and for the three-month period ended March 31, 2024, the Funds did not have any securities on loan.

(6)	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the 1940 Act) with the Value Fund; that is, the Fund held 5% or more of their outstanding voting securities during the three-month period ended March 31, 2024. The Mid Cap Value and Value Plus Funds had no transactions with affiliates during the same period.

SECURITY NAME	FAIR VALUE AS OF DECEMBER 31, 2023	PURCHASES	SALES	FAIR VALUE AS OF March 31, 2024	SHARE BALANCE AS OF March 31, 2024	DIVIDENDS	CHANGE IN UNREALIZED GAIN/(LOSS)	REALIZED GAIN/(LOSS)
Hudson Global, Inc.	$3,914,323	$-	$-	$4,460,155	252,700	$-	$545,832	$-
Lincoln Educational Services Corp.	16,064,000	-	-	16,528,000	1,600,000	-	464,000	-
Total	$19,978,323	$-	$-	$20,988,155	$1,852,700	$-	$1,009,832	$-